Property and Equipment, Net (Details) - USD ($)	Mar. 31, 2025	Mar. 31, 2024
Property and Equipment, Net [Abstract]
Finance lease right of use assets	$ 622,075	$ 469,617
Operating Lease, Right-of-Use Asset, Statement of Financial Position [Extensible Enumeration]	Right-of-use assets	Right-of-use assets
Right-of-use assets under operating leasing arrangements	$ 126,372	$ 125,735